Equity-Based Compensation - Information about Restricted Stock Unit Transactions (Detail) shares in Millions	12 Months Ended
	Oct. 03, 2020 $ / shares shares
Units
Unvested at beginning of year | shares	12
Granted | shares	6	[1]
Vested | shares	(5)
Forfeited | shares	(1)
Unvested at end of year | shares	12	[2],[3]
Weighted Average Grant-Date Fair Value
Unvested at beginning of year | $ / shares	$ 110.84
Granted | $ / shares	142.77	[1]
Vested | $ / shares	108.13
Forfeited | $ / shares	117.25
Unvested at end of year | $ / shares	$ 128.56	[2],[3]

[1]	Includes 0.2 million Performance RSUs.
[2]	Excludes Performance RSUs issued in September 2018 and December 2019, for which vesting is subject to service conditions and the number of units vesting is subject to the discretion of the CEO. At October 3, 2020, the maximum number of these Performance RSUs that could be issued upon vesting is 0.1 million.
[3]	Includes 1.4 million Performance RSUs.